Finance debt	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Finance debt
Finance debt

						$ million
			2018			2017
	Current	Non-current	Total	Current	Non-current	Total
Borrowings	9,329	55,803	65,132	7,701	54,873	62,574
Net obligations under finance leases	44	623	667	38	618	656
	9,373	56,426	65,799	7,739	55,491	63,230

The main elements of current borrowings are the current portion of long-term borrowings that is due to be repaid in the next 12 months of $7,175 million (2017 $6,849 million) and issued commercial paper of $2,040 million (2017 $744 million). Finance debt does not include accrued interest, which is reported within other payables.
The following table shows the weighted average interest rates achieved through a combination of borrowings and derivative financial instruments entered into to manage interest rate and currency exposures.

		Fixed rate debt		Floating rate debt		Total
	Weighted average interest rate %	Weighted average time for which rate is fixed Years	Amount $ million	Weighted average interest rate %	Amount $ million	Amount $ million
						2018
US dollar	4	4	17,593	4	47,465	65,058
Other currencies	7	18	657	8	84	741
			18,250		47,549	65,799

						2017
US dollar	4	4	18,090	3	44,212	62,302
Other currencies	6	16	895	3	33	928
			18,985		44,245	63,230

Fair values
The estimated fair value of finance debt is shown in the table below together with the carrying amount as reflected in the balance sheet.
Long-term borrowings in the table below include the portion of debt that matures in the 12 months from 31 December 2018, whereas in the group balance sheet the amount is reported within current finance debt.
The carrying amount of the group’s short-term borrowings, comprising mainly of commercial paper, approximates their fair value. The fair values of the majority of the group’s long-term borrowings are determined using quoted prices in active markets, and so fall within level 1 of the fair value hierarchy. Where quoted prices are not available, quoted prices for similar instruments in active markets are used and such measurements are therefore categorized in level 2 of the fair value hierarchy. The fair value of the group’s finance lease obligations is estimated using discounted cash flow analysis based on the group’s current incremental borrowing rates for similar types and maturities of borrowing and are consequently categorized in level 2 of the fair value hierarchy.

				$ million
		2018		2017
	Fair value	Carrying amount	Fair value	Carrying amount
Short-term borrowings	2,153	2,153	852	852
Long-term borrowings	63,106	62,979	63,182	61,722
Net obligations under finance leases	1,087	667	1,131	656
Total finance debt	66,346	65,799	65,165	63,230